Share-based payments (Details 1)	6 Months Ended
Jun. 30, 2023 $ / shares
Parameters taken into account in the fair value calculation:
Expected rate of dividend	0.00%
Bottom of range
Parameters taken into account in the fair value calculation:
Share price (USD at date awarded)	$ 0.68
Exercise price (USD unlinked)	$ 1.96
Expected volatility (weighted average)	97.54%
Risk-free interest rate	3.78%
Top of range
Parameters taken into account in the fair value calculation:
Share price (USD at date awarded)	$ 0.88
Exercise price (USD unlinked)	$ 9.62
Expected volatility (weighted average)	104.19%
Risk-free interest rate	4.71%